UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

OCTOBER 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Asia/Pacific Dividend ETF | DVYA | NYSE Arca
➢	iShares Emerging Markets Dividend ETF | DVYE | NYSE Arca

Fund Performance Overview

iSHARES® ASIA/PACIFIC DIVIDEND ETF

Performance as of October 31, 2017

The iShares Asia/Pacific Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in Asia/Pacific developed markets, as represented by the Dow Jones Asia/Pacific Select Dividend 30 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.88%	11.34%	11.34%	10.88%	11.34%	11.34%
5 Years	2.93%	2.98%	3.17%	15.53%	15.83%	16.88%
Since Inception	4.10%	4.11%	4.40%	25.69%	25.76%	27.75%

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$2.51	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	23.11%
Telecommunication Services	18.03
Consumer Discretionary	17.87
Real Estate	11.65
Industrials	9.89
Utilities	7.68
Materials	6.69
Information Technology	2.91
Energy	2.17

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 10/31/17

Country	Percentage of Total Investments*

Australia	50.27%
Hong Kong	28.93
New Zealand	11.45
Singapore	9.35

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS DIVIDEND ETF

Performance as of October 31, 2017

The iShares Emerging Markets Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in emerging markets, as represented by the Dow Jones Emerging Markets Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2017, the total return for the Fund was 7.87%, net of fees, while the total return for the Index was 8.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.89%	20.20%	20.04%	19.89%	20.20%	20.04%
5 Years	0.07%	0.03%	0.02%	0.34%	0.14%	0.10%
Since Inception	(0.22)%	(0.16)%	(0.28)%	(1.24)%	(0.92)%	(1.56)%

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.70	$2.57	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 10/31/17

Sector	Percentage of Total Investments*

Financials	16.65%
Information Technology	14.94
Utilities	13.98
Telecommunication Services	13.40
Real Estate	11.11
Materials	9.24
Consumer Discretionary	8.89
Energy	5.32
Industrials	4.91
Consumer Staples	1.56

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/17

Country	Percentage of Total Investments*

Taiwan	26.15%
China	14.61
Russia	12.59
Thailand	12.30
Brazil	8.32
South Africa	5.68
Malaysia	4.19
Czech Republic	3.08
Turkey	2.74
Philippines	2.04

TOTAL	91.70%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2017 and held through October 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 50.16%
Amcor Ltd./Australia	93,096	$1,130,681
AusNet Services	1,150,091	1,560,843
Australia & New Zealand Banking Group Ltd.	55,855	1,281,379
Bendigo & Adelaide Bank Ltd.	160,612	1,401,439
Commonwealth Bank of Australia	20,945	1,246,705
Harvey Norman Holdings Ltd.	419,601	1,216,136
Mineral Resources Ltd.	121,495	1,620,920
Monadelphous Group Ltd.	115,341	1,500,788
National Australia Bank Ltd.	64,520	1,615,713
Suncorp Group Ltd.	136,819	1,424,623
Sydney Airport	287,744	1,568,663
Tabcorp Holdings Ltd.	450,669	1,551,522
Telstra Corp. Ltd.	469,449	1,274,223
Westpac Banking Corp.	54,975	1,390,597
Woodside Petroleum Ltd.	37,925	893,597

		20,677,829
HONG KONG — 28.86%
Giordano International Ltd.	3,118,000	1,762,463
Hang Seng Bank Ltd.	48,400	1,145,823
HK Electric Investments & HK Electric Investments Ltd.[a,b]	1,735,500	1,597,182
Kerry Properties Ltd.[a]	303,000	1,363,185
New World Development Co. Ltd.	858,000	1,277,905
PCCW Ltd.	2,546,000	1,403,240
Sino Land Co. Ltd.[a]	564,000	971,591
Swire Pacific Ltd. Class A	119,500	1,180,173
VTech Holdings Ltd.	84,100	1,195,454

		11,897,016
NEW ZEALAND — 11.42%
Sky Network Television Ltd.	933,345	1,598,470
SKYCITY Entertainment Group Ltd.	459,067	1,223,343
Spark New Zealand Ltd.	748,775	1,887,650

		4,709,463
SINGAPORE — 9.33%
Singapore Post Ltd.[a]	1,056,800	996,762
Singapore Telecommunications Ltd.	412,000	1,134,028
StarHub Ltd.[a]	888,282	1,714,755

		3,845,545

TOTAL COMMON STOCKS
(Cost: $42,375,641)		41,129,853

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.51%

MONEY MARKET FUNDS — 10.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[c,d,e]	4,322,383	$4,323,247
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[c,d]	7,201	7,201

		4,330,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,330,503)		4,330,448

TOTAL INVESTMENTS IN SECURITIES — 110.28%
(Cost: $46,706,144)[f]		45,460,301
Other Assets, Less Liabilities — (10.28)%		(4,236,036)

NET ASSETS — 100.00%		$41,224,265

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $47,115,369. Net unrealized depreciation was $1,655,068, of which $2,909,327 represented gross unrealized appreciation on investments and $4,564,395 represented gross unrealized depreciation on investments.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

October 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,459,016	2,863,367	[b]	—	4,322,383	$4,323,247	$(391)	$(241)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	7,107	94	[b]	—	7,201	7,201	—	—	96

						$4,330,448	$(391)	$(241)	$96

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,129,853	$—	$—	$41,129,853
Money market funds	4,330,448	—	—	4,330,448

Total	$45,460,301	$—	$—	$45,460,301

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2017

Security	Shares	Value
COMMON STOCKS — 95.30%

BRAZIL — 7.34%
AES Tiete Energia SA	620,400	$2,455,922
Banco do Brasil SA	357,200	3,760,517
CCR SA	470,000	2,614,823
EDP – Energias do Brasil SA	1,052,800	4,634,270
Engie Brasil Energia SA	188,000	2,057,377
Multiplus SA	582,800	6,769,805
Transmissora Alianca de Energia Eletrica SA Units	1,015,200	6,361,777

		28,654,491
CHINA — 14.54%
Agile Group Holdings Ltd.[a]	2,256,000	3,284,904
Agricultural Bank of China Ltd. Class H	7,520,000	3,537,440
ANTA Sports Products Ltd.[a]	564,000	2,522,956
Bank of China Ltd. Class H	6,768,000	3,374,544
China Construction Bank Corp. Class H	3,948,000	3,522,018
China Power International Development Ltd.	15,040,000	4,780,845
Guangzhou R&F Properties Co. Ltd. Class H	5,188,800	11,053,585
Huadian Power International Corp. Ltd. Class Ha	14,664,000	6,089,795
Huaneng Power International Inc. Class H	9,400,000	6,289,318
Industrial & Commercial Bank of China Ltd. Class H	5,076,000	4,027,332
Shenzhen Investment Ltd.	8,272,000	3,689,733
Shougang Fushan Resources Group Ltd.	8,272,000	1,781,250
Zhejiang Expressway Co. Ltd. Class H	2,256,000	2,790,433

		56,744,153
CZECH REPUBLIC — 3.06%
CEZ AS	315,088	6,909,087
Komercni Banka AS	117,124	5,035,442

		11,944,529
GREECE — 2.02%
OPAP SA	703,247	7,881,161

		7,881,161
INDIA — 0.62%
Reliance Industries Ltd. GDR[b]	84,224	2,417,229

		2,417,229

Security	Shares	Value
INDONESIA — 1.55%
Bank Pembangunan Daerah Jawa Timur Tbk PT	118,007,600	$6,047,210

		6,047,210
MALAYSIA — 4.17%
Berjaya Sports Toto Bhd[a]	5,790,413	3,296,302
British American Tobacco Malaysia Bhd	282,000	2,611,173
Malayan Banking Bhd	1,898,800	4,148,790
Public Bank Bhd	386,400	1,867,425
Sime Darby Bhd	958,800	2,083,609
Telekom Malaysia Bhd	1,504,000	2,255,911

		16,263,210
MEXICO — 1.50%
Grupo Financiero Santander Mexico SAB de CV Series B	3,478,000	5,870,526

		5,870,526
PHILIPPINES — 2.03%
Globe Telecom Inc.	77,080	3,048,859
PLDT Inc.	147,580	4,888,364

		7,937,223
POLAND — 1.29%
Powszechny Zaklad Ubezpieczen SA	388,972	5,021,890

		5,021,890
RUSSIA — 9.26%
MegaFon PJSC GDR[c]	594,832	6,215,994
MMC Norilsk Nickel PJSC	29,140	5,290,041
Mobile TeleSystems PJSC ADR	389,536	4,132,977
PhosAgro PJSC GDR[c]	328,062	4,510,853
Rostelecom PJSC	3,585,160	4,196,824
Severstal PJSC	398,560	6,136,301
Unipro PJSC	128,968,000	5,669,710

		36,152,700
SOUTH AFRICA — 5.65%
Barloworld Ltd.	200,032	1,885,850
Coronation Fund Managers Ltd.	794,112	4,006,710
Foschini Group Ltd. (The)	221,840	2,125,648
MTN Group Ltd.	594,832	5,164,149
RMB Holdings Ltd.	566,444	2,503,509
Tiger Brands Ltd.	50,384	1,375,283
Truworths International Ltd.	532,792	2,839,297
Woolworths Holdings Ltd./South Africa	542,756	2,162,772

		22,063,218

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2017

Security	Shares	Value
TAIWAN — 26.02%
Asia Cement Corp.	2,256,000	$2,012,182
Asustek Computer Inc.	376,000	3,253,900
Casetek Holdings Ltd.	1,432,000	5,365,341
Chunghwa Telecom Co. Ltd.	940,000	3,210,265
Far EasTone Telecommunications Co. Ltd.	1,128,000	2,648,001
Farglory Land Development Co. Ltd.	4,136,263	4,518,970
Gigabyte Technology Co. Ltd.	2,444,000	3,784,373
Highwealth Construction Corp.	4,324,500	5,778,522
Huaku Development Co. Ltd.	2,256,000	5,064,116
IEI Integration Corp.	1,504,000	2,091,971
Inventec Corp.	4,888,475	3,792,845
Lite-On Technology Corp.	2,075,252	2,927,833
Makalot Industrial Co. Ltd.	1,128,000	5,217,460
MediaTek Inc.	376,000	4,269,965
Merry Electronics Co. Ltd.	786,000	5,994,131
Novatek Microelectronics Corp.	1,128,000	4,170,228
Radiant Opto-Electronics Corp.	2,068,000	4,594,108
Simplo Technology Co. Ltd.	726,600	4,179,947
Synnex Technology International Corp.	2,444,000	3,095,569
Systex Corp.	2,256,000	4,428,296
Taiwan Cement Corp.	1,692,000	1,879,408
Taiwan Mobile Co. Ltd.	940,000	3,350,520
TSRC Corp.	1,504,925	1,724,006
U-Ming Marine Transport Corp.	1,504,000	1,785,282
Wan Hai Lines Ltd.	6,204,000	3,754,140
Wistron NeWeb Corp.	771,633	2,213,109
WPG Holdings Ltd.	2,820,000	3,861,669
Yeong Guan Energy Technology Group Co. Ltd.	1,128,000	2,603,120

		101,569,277
THAILAND — 12.24%
Advanced Info Service PCL NVDR	752,000	4,402,890
Charoen Pokphand Foods PCL NVDR	2,669,600	2,089,392
Glow Energy PCL NVDR	1,992,800	5,398,916
Intouch Holdings PCL NVDR	2,820,000	4,923,540
Jasmine International PCL NVDR[a]	15,735,600	3,599,957
Kiatnakin Bank PCL NVDR	3,045,600	6,944,738
Land & Houses PCL NVDR	14,758,000	4,842,330

Security	Shares	Value
PTT Global Chemical PCL NVDR	1,222,000	$2,942,805
Sansiri PCL NVDR	69,672,866	4,907,721
Siam Cement PCL (The) NVDR	150,400	2,218,423
Thai Oil PCL NVDR	1,786,000	5,483,805

		47,754,517
TURKEY — 2.73%
Eregli Demir ve Celik Fabrikalari TAS	2,034,440	4,769,203
Tofas Turk Otomobil Fabrikasi AS	212,628	1,729,452
Turk Traktor ve Ziraat Makineleri AS	207,928	4,145,909

		10,644,564
UNITED ARAB EMIRATES — 1.28%
Dubai Islamic Bank PJSC	2,997,284	4,994,589

		4,994,589

TOTAL COMMON STOCKS
(Cost: $347,920,422)		371,960,487

PREFERRED STOCKS — 4.18%

BRAZIL — 0.91%
Cia. Energetica de Minas Gerais, Preference Shares	1,507,563	3,562,279

		3,562,279
RUSSIA — 3.27%
Surgutneftegas OJSC, Preference Shares	25,643,200	12,745,643

		12,745,643

TOTAL PREFERRED STOCKS
(Cost: $17,501,905)		16,307,922

RIGHTS — 0.02%

BRAZIL — 0.02%
Cia. Energetica de Minas Gerais (Expires 11/29/17)[d]	248,810	88,226

		88,226

TOTAL RIGHTS
(Cost: $0)		88,226

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.31%[e,f,g]	1,831,070	1,831,436

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.00%[e,f]	878,061	$878,061

		2,709,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,709,443)		2,709,497

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $368,131,770)[h]		391,066,132
Other Assets, Less Liabilities — (0.19)%		(753,266)

NET ASSETS — 100.00%		$390,312,866

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $375,670,201. Net unrealized appreciation was $15,417,183, of which $37,427,104 represented gross unrealized appreciation on investments and $22,009,921 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 10/31/17	Value at 10/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,333,570	—		(4,502,500)[b]	1,831,070	$1,831,436	$1,726	$(2,037)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	122,185	755,876	[b]	—	878,061	878,061	—	—	3,226

						$2,709,497	$1,726	$(2,037)	$3,226

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of October 31, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini	22	Dec 2017	$1,237	$21,252

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$371,960,487	$—	$—	$371,960,487
Preferred stocks	16,307,922	—	—	16,307,922
Rights	88,226	—	—	88,226
Money market funds	2,709,497	—	—	2,709,497

Total	$391,066,132	$—	$—	$391,066,132

Derivative financial instruments[a]:
Assets:
Futures contracts	$21,252	$—	$—	$21,252

Total	$21,252	$—	$—	$21,252

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

October 31, 2017

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$42,375,641	$365,422,327
Affiliated (Note 2)	4,330,503	2,709,443

Total cost of investments in securities	$46,706,144	$368,131,770

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$41,129,853	$388,356,635
Affiliated (Note 2)	4,330,448	2,709,497
Foreign currency, at value[b]	27,159	2,791,424
Cash pledged to broker for futures contracts	—	47,000
Cash	—	141,730
Receivables:
Investment securities sold	—	313,615
Due from custodian (Note 4)	—	893,508
Dividends and interest	77,474	742,076
Capital shares sold	—	4,862,671
Futures variation margin	—	10,670
Tax reclaims	—	3,655

Total Assets	45,564,934	400,872,481

LIABILITIES
Payables:
Investment securities purchased	—	6,033,367
Due to custodian	—	2,545,361
Collateral for securities on loan (Note 1)	4,323,299	1,828,095
Investment advisory fees (Note 2)	17,370	152,792

Total Liabilities	4,340,669	10,559,615

NET ASSETS	$41,224,265	$390,312,866

Net assets consist of:
Paid-in capital	$50,178,520	$450,707,731
Undistributed (distributions in excess of) net investment income	95,606	(285,014)
Accumulated net realized loss	(7,803,693)	(83,056,893)
Net unrealized appreciation (depreciation)	(1,246,168)	22,947,042

NET ASSETS	$41,224,265	$390,312,866

Shares outstanding[c]	850,000	9,400,000

Net asset value per share	$48.50	$41.52

[a]	Securities on loan with values of $2,879,071 and $1,719,174, respectively. See Note 1.
[b]	Cost of foreign currency: $27,484 and $2,791,972, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended October 31, 2017

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,216,566	$12,241,880
Dividends — affiliated (Note 2)	96	3,226
Securities lending income — affiliated — net (Note 2)	11,570	57,998

	1,228,232	12,303,104
Less: Other foreign taxes (Note 1)	—	(1,288)

Total investment income	1,228,232	12,301,816

EXPENSES
Investment advisory fees (Note 2)	106,107	833,372
Proxy fees	995	6,490
Commitment fees (Note 6)	—	139

Total expenses	107,102	840,001

Net investment income	1,121,130	11,461,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(298,930)	5,118,662
Investments — affiliated (Note 2)	(391)	1,726
In-kind redemptions — unaffiliated	334,840	—
Futures contracts	—	(1,796)
Foreign currency transactions	3,024	(2,823)

Net realized gain	38,543	5,115,769

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	231,497	7,847,539
Investments — affiliated (Note 2)	(241)	(2,037)
Futures contracts	—	21,252
Translation of assets and liabilities in foreign currencies	301	(24,201)

Net change in unrealized appreciation/depreciation	231,557	7,842,553

Net realized and unrealized gain	270,100	12,958,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,391,230	$24,420,137

[a]	Net of foreign withholding tax of $45,304 and $1,742,362, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Asia/Pacific Dividend ETF		iShares Emerging Markets Dividend ETF
	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,121,130	$3,308,931	$11,461,815	$9,644,028
Net realized gain	38,543	4,255,598	5,115,769	997,527
Net change in unrealized appreciation/depreciation	231,557	616,706	7,842,553	33,293,861

Net increase in net assets resulting from operations	1,391,230	8,181,235	24,420,137	43,935,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,131,155)	(3,170,341)	(11,919,033)	(9,244,146)

Total distributions to shareholders	(1,131,155)	(3,170,341)	(11,919,033)	(9,244,146)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	87,683,305	78,879,588	188,728,446
Cost of shares redeemed	(4,766,094)	(103,206,971)	—	(76,898,000)

Net increase (decrease) in net assets from capital share transactions	(4,766,094)	(15,523,666)	78,879,588	111,830,446

INCREASE (DECREASE) IN NET ASSETS	(4,506,019)	(10,512,772)	91,380,692	146,521,716

NET ASSETS
Beginning of period	45,730,284	56,243,056	298,932,174	152,410,458

End of period	$41,224,265	$45,730,284	$390,312,866	$298,932,174

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$95,606	$105,631	$(285,014)	$172,204

SHARES ISSUED AND REDEEMED
Shares sold	—	1,900,000	1,900,000	5,150,000
Shares redeemed	(100,000)	(2,250,000)	—	(2,150,000)

Net increase (decrease) in shares outstanding	(100,000)	(350,000)	1,900,000	3,000,000

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Asia/Pacific Dividend ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$48.14	$43.26	$50.11	$57.27	$61.76	$52.74

Income from investment operations:
Net investment income[a]	1.27	2.46	2.13	2.38	2.61	2.71
Net realized and unrealized gain (loss)[b]	0.36	4.38	(6.69)	(6.85)	(4.04)	8.86

Total from investment operations	1.63	6.84	(4.56)	(4.47)	(1.43)	11.57

Less distributions from:
Net investment income	(1.27)	(1.96)	(2.23)	(2.69)	(3.06)	(2.55)
Return of capital	—	—	(0.06)	—	—	—

Total distributions	(1.27)	(1.96)	(2.29)	(2.69)	(3.06)	(2.55)

Net asset value, end of period	$48.50	$48.14	$43.26	$50.11	$57.27	$61.76

Total return	3.42%[c]	16.13%	(8.74)%	(8.04)%	(1.78)%	22.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,224	$45,730	$56,243	$55,120	$48,676	$43,229
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets[d]	5.18%	5.38%	5.03%	4.47%	4.77%	4.99%
Portfolio turnover rate[e]	3%[c]	37%	32%	40%	33%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Dividend ETF
	Six months ended Oct. 31, 2017 (Unaudited)	Year ended Apr. 30, 2017	Year ended Apr. 30, 2016	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013
Net asset value, beginning of period	$39.86	$33.87	$45.99	$48.33	$53.80	$53.23

Income from investment operations:
Net investment income[a]	1.40	1.52	1.83	2.00	1.96	2.02
Net realized and unrealized gain (loss)[b]	1.69	6.06	(12.13)	(2.45)	(5.18)	0.56

Total from investment operations	3.09	7.58	(10.30)	(0.45)	(3.22)	2.58

Less distributions from:
Net investment income	(1.43)	(1.59)	(1.76)	(1.89)	(2.25)	(2.01)
Return of capital	—	—	(0.06)	—	—	—

Total distributions	(1.43)	(1.59)	(1.82)	(1.89)	(2.25)	(2.01)

Net asset value, end of period	$41.52	$39.86	$33.87	$45.99	$48.33	$53.80

Total return	7.87%[c]	23.22%	(22.45)%	(0.91)%	(5.86)%	5.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,313	$298,932	$152,410	$211,562	$178,838	$131,806
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[d]	0.49%	0.52%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[d]	6.74%	4.23%	5.31%	4.42%	4.01%	3.80%
Portfolio turnover rate[e]	11%[c]	68%	67%	59%	44%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended October 31, 2017 and the years ended April 30, 2017, April 30, 2016, April 30, 2015, April 30, 2014 and April 30, 2013 were 11%, 54%, 55%, 43%, 39% and 41%, respectively. See Note 4.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia/Pacific Dividend	Non-diversified
Emerging Markets Dividend	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia/Pacific Dividend
Credit Suisse Securities (USA) LLC	$931,988	$931,988	$—
Goldman Sachs & Co.	464,281	464,281	—
JPMorgan Securities LLC	923,011	923,011	—
Merrill Lynch, Pierce, Fenner & Smith	453,440	453,440	—
Morgan Stanley & Co. LLC	93,476	93,476	—
SG Americas Securities LLC	12,875	12,875	—

	$2,879,071	$2,879,071	$—

Emerging Markets Dividend
Credit Suisse Securities (USA) LLC	$370,582	$370,582	$—
Deutsche Bank AG	614,976	614,976	—
Macquarie Bank Limited	238,796	238,796	—
Morgan Stanley & Co. International PLC	106,835	106,835	—
Morgan Stanley & Co. LLC	387,985	387,985	—

	$1,719,174	$1,719,174	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Asia/Pacific Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Funds, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Emerging Markets Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are the Fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through August 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia/Pacific Dividend	$3,117
Emerging Markets Dividend	14,654

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2017, the purchases and sales transactions executed by the iShares Emerging Markets Dividend ETF pursuant to Rule 17a-7 under the 1940 Act were $704,764 and $8,012,734, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Dividend ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Asia/Pacific Dividend	$1,099,335	$1,279,264
Emerging Markets Dividend	70,420,600	37,374,017

In-kind transactions (see Note 4) for the six months ended October 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia/Pacific Dividend	$—	$4,530,007
Emerging Markets Dividend	44,958,435	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Emerging Markets Dividend ETF as of October 31, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$21,252

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Emerging Markets Dividend ETF during the six months ended October 31, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(1,796)	$21,252

The following table shows the average quarter-end balances of open futures contracts for the iShares Emerging Markets Dividend ETF for the six months ended October 31, 2017:

Average notional value of contracts purchased	$412,207

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2017, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Asia/Pacific Dividend	$7,433,011
Emerging Markets Dividend	80,727,897

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Emerging Markets Dividend ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the period ended October 31, 2017.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

(collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the Court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Board Review and Approval of Investment Advisory

Contract

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Directors (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Supplemental Information (Unaudited)

iSHARES®, INC.

Proxy Results

A special meeting of the shareholders of each series of iShares, Inc. (the “Company”) was held on June 19, 2017, to elect five Directors to the Board of Directors of the Company. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Directors at the special meeting. The other Directors whose terms of office as Directors continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Director	Votes For	Votes Withheld
Jane D. Carlin	1,911,835,929	49,339,171
Richard L. Fagnani	1,911,725,344	49,449,755
Drew E. Lawton	1,911,790,083	49,385,017
Madhav V. Rajan	1,902,999,095	58,176,004
Mark Wiedman	1,908,143,500	53,031,599

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia/Pacific Dividend	$1.274865	$—	$—	$1.274865	100%	—%	—%	100%
Emerging Markets Dividend	1.362955	—	0.070203	1.433158	95	—	5	100

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-407-1017

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: December 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 29, 2017